Interbank Loans at amortized cost	12 Months Ended
Dec. 31, 2022
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Interbank Loans at amortized cost

Note 9 – Interbank Loans at amortized cost

As of December 31, 2022 and 2021, the balances presented under the item “Interbank loans, net” are as follow:

	As of December 31,
	2022	2021
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	—	80,907
Loans to foreign banks	46,441	—
Non-transferable deposits with foreign banks	—	—
Allowances for loans losses	(319)	(353)
Subtotals	46,122	80,554
Chilean Central Bank
Deposits with the Chilean Central Bank not available	—	—
Subtotals	—	—
Totals	46,122	80,554

Movements in provisions and impairment for local and foreign interbank loans during the year ended December 31, 2022 and 2021 are as follows:

	Foreign banks
	2022				2021
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	(353)	—	—	(353)	(10)	—	—	(10)
Changes in the allowances	—	—	—
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	(313)	—	—	(313)	(695)	—	—	(695)
- Decreases due to change in credit risk	296	—	—	296	388	—	—	388
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	—	—	—	—	—	—	—
Financial assets that have been derecognized	—	—	—	—	—	—	—	—
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	51	—	—	51	(36)	—	—	(36)
Ending balances as of December 31,	(319)	—	—	(319)	(353)	—	—	(353)